Related Party (Details) - Schedule of Amount Due To Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party (Details) - Schedule of Amount Due To Related Parties [Line Items]
Due from (due to) related parties, net	$ 342,053	$ (607,236)
Jie Liu [Member]
Related Party (Details) - Schedule of Amount Due To Related Parties [Line Items]
Due from (due to) related parties, net	350,983	(56,762)
Hongyu Hao [Member]
Related Party (Details) - Schedule of Amount Due To Related Parties [Line Items]
Due from (due to) related parties, net	(68)	(545,054)
Yongqing Dong [Member]
Related Party (Details) - Schedule of Amount Due To Related Parties [Line Items]
Due from (due to) related parties, net	(8,862)	(5,362)
Huimin Lv [Member]
Related Party (Details) - Schedule of Amount Due To Related Parties [Line Items]
Due from (due to) related parties, net		$ (58)